Nuveen Taxable Municipal Income Fund
Portfolio of Investments December 31, 2022
(Unaudited)
NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 140.6%   (98.9% of Total Investments)
X 672,086,788 MUNICIPAL BONDS - 140.6% (98.9% of Total Investments)
X 672,086,788
Alaska - 0.6% (0.4% of Total Investments)
$ 3,025 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association
Project, Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 A+ $ 3,051,287
Arizona - 0.2% (0.1% of Total Investments)
1,000 Northern Arizona University, System Revenue Bonds, Taxable Series
2020A, 3.462%, 6/01/44 - BAM Insured
No Opt. Call AA 744,330
California - 29.7% (20.9% of Total Investments)
ABAG Finance Authority for Non-Profit Corporations,
California, Special Tax Bonds, Community Facilities
District 2004-1 Seismic Safety Improvements 690 & 942
Market Street Project, Taxable Refunding Series 2018:
1,950 5.100%, 9/01/28 No Opt. Call N/R 1,858,253
6,125 5.500%, 9/01/38 9/28 at 100.00 N/R 5,531,671
2,520 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31
- AMBAC Insured
No Opt. Call BBB+   1,507,061
60 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Lien, Build America Federally Taxable
Bond Series 2010S-1, 6.793%, 4/01/30
No Opt. Call AA-   63,056
California Infrastructure and Economic Development
Bank, Revenue Bonds, J. David Gladstone Institutes
Project, Taxable Series 2019:
2,480 4.000%, 10/01/39 10/29 at 100.00 A 1,967,136
8,260 4.658%, 10/01/59 10/29 at 100.00 A 6,263,723
1,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, University of California San Francisco Neurosciences Building,
Build America Taxable Bond Series 2010B, 6.486%, 5/15/49
No Opt. Call AA   1,092,850
8,010 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Taxable Refunding Series
20202B, 6.375%, 11/15/48, 144A
11/30 at 100.00 N/R   6,827,884
4,530 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%,
10/01/34 (4)
No Opt. Call Aa3   5,600,077
7,010 California State University, Systemwide Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.484%, 11/01/41
No Opt. Call Aa2   7,813,696
4,110 California State, General Obligation Bonds, Various Purpose, Build
America Taxable Bond Series 2010, 7.600%, 11/01/40 (4)
No Opt. Call Aa2   5,276,829
2,720 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014B,
6.000%, 12/01/24
No Opt. Call BB+   2,771,626
2,025 Chino Public Financing Authority, California, Local Agency Bonds,
Refunding Series 2021A, 4.001%, 9/01/38
9/31 at 100.00 AA   1,722,829
3,800 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series
2021A, 3.115%, 6/01/38
6/31 at 100.00 Aa3   2,953,018
5,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series
2021B, 3.293%, 6/01/42
6/31 at 100.00 Aa3   3,713,200

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1,
3.714%, 6/01/41
12/31 at 100.00 A-   $ 1,503,000
Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010:
10,000 6.600%, 8/01/42, (UB) (5) No Opt. Call Aaa 12,024,700
7,500 6.600%, 8/01/42 No Opt. Call Aaa 9,018,525
Los Angeles Community College District, Los Angeles
County, California, General Obligation Bonds, Tender
Option Bond Trust 2016-XTG002, Formerly Tender
Option Bond Trust TN027:
2,000 13.719%, 8/01/49, 144A, (IF) (5) No Opt. Call Aaa 4,463,840
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Mulitple Capital
Projects I, Build America Taxable Bond Series 2010B:
2,050 7.488%, 8/01/33 No Opt. Call AA+ 2,327,283
11,380 7.618%, 8/01/40 No Opt. Call AA+ 13,995,921
3,255 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Build America Taxable Bonds, Series
2009C, 6.582%, 5/15/39
No Opt. Call AA-   3,552,930
80 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America
Bonds, Series 2010A, 5.716%, 7/01/39
No Opt. Call Aa2   85,688
1,785 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America
Bonds, Series 2010D, 6.574%, 7/01/45 (4)
No Opt. Call Aa2   2,106,282
4,000 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 12.085%,
7/01/50, 144A, (IF) (5)
No Opt. Call AA+   7,717,800
4,250 Sacramento Public Financing Authority, California, Lease Revenue
Bonds, Golden 1 Center, Series 2015, 5.637%, 4/01/50 (4)
No Opt. Call AA-   4,179,833
2,200 San Diego County Regional Transportation Commission, California,
Sales Tax Revenue Bonds, Build America Taxable Bonds Series 2010A,
5.911%, 4/01/48
No Opt. Call AAA   2,415,996
1,500 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Taxable Build America Bond Series 2010G,
6.950%, 11/01/50
No Opt. Call Aa2   1,822,125
1,000 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco
Redevelopment Projects, Taxable Series 2009E, 8.406%, 8/01/39
No Opt. Call AA   1,252,720
San Francisco City and County, California, Certificates of
Participation, 525 Golden Gate Avenue, San Francisco
Public Utilities Commission Office Project, Tender Option
Bond 2016-XFT901, Formerly Tender Option Bond Trust
B001:
2,000 12.600%, 11/01/41, 144A, (IF) (5) No Opt. Call AA+ 3,163,280
4,000 12.600%, 11/01/41, 144A, (IF) (5) No Opt. Call AA+ 6,326,560
1,000 San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2014-1 Transbay Transit Center, Taxable
Series 2019A, 4.125%, 9/01/39
9/29 at 100.00 AA+   853,600
2,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Taxable Build America Bond Series 2010H, 6.548%, 5/15/48 (4)
No Opt. Call AA-   2,278,560
2,505 University of California, General Revenue Bonds, Limited Project, Build
America Taxable Bond Series 2010F, 5.946%, 5/15/45
No Opt. Call AA-   2,645,556

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,545 Vernon, California, Electric System Revenue Bonds, Series 2008A,
8.590%, 7/01/38
No Opt. Call BBB+   $ 5,347,692
128,650 Total California 142,044,800
Colorado - 1.9% (1.4% of Total Investments)
4,335 Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build
America Series 2010A, 6.078%, 12/01/40
No Opt. Call AA   4,680,629
3,100 Denver School District 1, Colorado, General Obligation Bonds, Build
America Taxable Bonds, Series 2009C, 5.664%, 12/01/33 (4)
No Opt. Call AA+   3,240,647
1,230 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50
No Opt. Call AA+   1,353,320
8,665 Total Colorado 9,274,596
District of Columbia - 3.3% (2.3% of Total Investments)
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Second Senior
Lien, Build America Bond Series 2009D:
11,860 7.462%, 10/01/46 No Opt. Call A- 14,624,210
1,000 7.462%, 10/01/46 - AGM Insured No Opt. Call AA 1,216,740
12,860 Total District of Columbia 15,840,950
Florida - 1.8% (1.3% of Total Investments)
10,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Taxable
Series 2021B, 5.000%, 10/01/36, 144A
10/31 at 100.00 N/R 8,545,400
Georgia - 7.6% (5.3% of Total Investments)
3,540 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Cobb County Coliseum Project, Taxable Series 2015, 4.500%,
1/01/47 (4)
1/26 at 100.00 AAA   3,231,064
2,321 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57
No Opt. Call A   2,511,694
Georgia Municipal Electric Authority, Plant Vogtle Units
3 & 4 Project P Bonds, Refunding Taxable Build America
Bonds Series 2010A:
5,803 7.055%, 4/01/57 - AGM Insured No Opt. Call AA 6,375,292
18,259 7.055%, 4/01/57 No Opt. Call BBB+ 18,535,806
5,139 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57
No Opt. Call A   5,510,447
35,062 Total Georgia 36,164,303
Hawaii - 0.8% (0.6% of Total Investments)
5,460 Hawaii State, Airports System Customer Facility Charge Revenue Bonds,
Taxable Series 2019A, 2.970%, 7/01/39
7/29 at 100.00 A2 4,046,843
Illinois - 11.6% (8.1% of Total Investments)
4,030 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2010C, 6.319%, 11/01/29 - BAM Insured
No Opt. Call AA   4,171,977
8,680 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010B, 6.200%,
12/01/40 (4)
No Opt. Call AA   9,353,568
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Taxable Refunding Series 2020B:
2,000 3.402%, 12/01/32 - BAM Insured No Opt. Call AA 1,730,460
1,000 3.912%, 12/01/40 No Opt. Call AA 838,170

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 355 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Third Lien, Taxable Build America Bond Series 2010B, 6.395%,
1/01/40
No Opt. Call A+   $ 397,625
1,015 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build
America Taxable Bond Series 2010B, 6.900%, 1/01/40
No Opt. Call A   1,105,193
2,745 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series
2010B, 6.742%, 11/01/40
No Opt. Call A   2,999,105
3,180 Illinois International Port District, Revenue Bonds, Taxable Refunding
Series 2020, 5.000%, 1/01/35, 144A
1/26 at 101.00 N/R   2,751,050
1,857 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call BBB+   1,955,757
14,035 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35 (4)
No Opt. Call BBB+   14,311,489
10,312 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable
Build America Bond Senior Lien Series 2009A, 6.184%, 1/01/34 (4)
No Opt. Call AA-   11,087,462
2,420 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable
Build America Bond Senior Lien Series 2009B, 5.851%, 12/01/34 (4)
No Opt. Call AA-   2,544,896
400 Northern Illinois Municipal Power Agency,  Power Project Revenue
Bonds, Prairie State Project, Build America Bond Series 2009C,
6.859%, 1/01/39
No Opt. Call A2   428,552
1,375 Northern Illinois Municipal Power Agency,  Power Project Revenue
Bonds, Prairie State Project, Build America Taxable Bond Series 2010A,
7.820%, 1/01/40
No Opt. Call A2   1,616,079
53,404 Total Illinois 55,291,383
Indiana - 1.7% (1.2% of Total Investments)
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Build
America Bonds, Series 2010A-2, 6.004%, 1/15/40 (4)
No Opt. Call AA+   5,349,050
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Build
America Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40
No Opt. Call AA+   1,082,950
2,000 Knox County, Indiana, Economic Development Revenue Bonds, Good
Samaritan Hospital Project, Taxable Series 2012B, 5.900%, 4/01/34
No Opt. Call Baa3   1,870,740
8,000 Total Indiana 8,302,740
Kentucky - 1.7% (1.2% of Total Investments)
5 Kentucky Municipal Power Agency, Power System Revenue Bonds,
Prairie State Project, Build America Bond Series 2010B, 6.490%,
9/01/37 - AGM Insured
1/23 at 100.00 AA   5,007
5,450 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Build America Taxable
Bonds Series 2010A, 6.250%, 5/15/43 (4)
No Opt. Call AA   6,070,701
2,435 Newport, Kentucky, Industrial Building Revenue Bonds, South Beach 1,
LLC Project, Taxable Refunding Series 2022, 4.125%, 3/01/33
No Opt. Call N/R   2,164,471
7,890 Total Kentucky 8,240,179
Maryland - 3.2% (2.3% of Total Investments)
2,000 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Terminal Project, Refunding Series 2017B, 4.550%,
6/01/35
No Opt. Call Baa2   1,719,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior
Parking Facilities Revenue, Series 2018B:
$ 1,500 4.580%, 6/01/33 6/28 at 100.00 BBB- $ 1,334,820
2,945 4.790%, 6/01/38 6/28 at 100.00 A1 2,515,648
4,285 5.050%, 6/01/43 6/28 at 100.00 BBB- 3,562,421
5,350 5.320%, 6/01/51 6/28 at 100.00 BBB- 4,330,397
3,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Taxable Series 2021C, 3.762%,
1/01/43
1/32 at 100.00 BBB   1,994,580
19,080 Total Maryland 15,457,586
Massachusetts - 1.0% (0.7% of Total Investments)
4,000 Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge
Program, Tender Option Bond Trust 2016-XFT907, 8.056%, 6/01/40,
144A, (IF) (5)
No Opt. Call AA+ 4,686,440
Mississippi - 0.4% (0.3% of Total Investments)
2,085 Mississippi State, General Obligation Bonds, Taxable Build America
Bond Series 2010F, 5.245%, 11/01/34
No Opt. Call AA 2,130,578
New Jersey - 4.3% (3.0% of Total Investments)
3,320 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Taxable Series 2020D, 3.958%, 7/01/48 - AGM Insured
7/30 at 100.00 AA   2,456,767
3,000 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2009F, 7.414%, 1/01/40
No Opt. Call AA-   3,726,240
8,805 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2010A, 7.102%, 1/01/41
No Opt. Call AA-   10,638,377
2,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable Build
America Bond Series 2010H, 5.665%, 5/01/40
No Opt. Call Aa3   2,061,800
870 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Taxable Build America Bond Series 2009P-3, 7.365%, 1/01/40
No Opt. Call Baa1   946,203
530 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%,
11/01/38
No Opt. Call BBB+   566,279
18,525 Total New Jersey 20,395,666
New York - 25.4% (17.9% of Total Investments)
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Taxable Series
2018B:
5,000 5.096%, 8/01/34 No Opt. Call BBB- 4,414,350
1,415 4.946%, 8/01/48 - AGM Insured 8/28 at 100.00 AA 1,240,898
25,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Build America Taxable Bonds, Series 2010D, 5.600%,
3/15/40, (UB) (5)
No Opt. Call AA+   25,914,750
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, Tender Option
Bond Trust 30020:
2,000 8.306%, 3/15/40, 144A, (IF) (5) No Opt. Call AA+ 2,365,960
5,100 Long Island Power Authority, New York, Electric System Revenue Bonds,
Build America Taxable Bond Series 2010B, 5.850%, 5/01/41
No Opt. Call A   5,269,065
1,360 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39
No Opt. Call AA   1,670,910

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 7,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Build America Taxable Bonds, Series 2009A-1,
5.871%, 11/15/39
No Opt. Call A3   $ 6,756,610
2,090 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Build America Taxable Bonds, Series 2010B-1,
6.548%, 11/15/31
No Opt. Call A3   2,127,829
10,925 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Federally Taxable Build America Bonds, Series 2010E,
6.814%, 11/15/40 (4)
No Opt. Call A3   11,446,123
11,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Federally Taxable Issuer Subsidy Build America
Bonds, Series 2010A, 6.668%, 11/15/39 (4)
No Opt. Call A3   11,796,737
5,610 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Taxable Green Climate Certified Series 2020C-2,
5.175%, 11/15/49
No Opt. Call A3   4,860,728
3,675 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Taxable Series
2020B, 4.600%, 12/01/46
No Opt. Call BBB+   2,941,654
New York City Industrial Development Agency, New York,
Installment Purchase and Lease Revenue Bonds, Queens
Baseball Stadium Project, Series 2006:
2,000 6.027%, 1/01/46 - AGM Insured No Opt. Call A1 1,943,640
905 6.027%, 1/01/46 - AMBAC Insured, 144A No Opt. Call AA 879,497
1,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Fiscal 2011 Series AA, 5.440%, 6/15/43 (4)
No Opt. Call AA+   1,562,730
2,595 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42
No Opt. Call AA+   2,869,084
2,025 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42, (UB)
No Opt. Call AA+   2,238,880
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Taxable Tender Option Bonds
Trust T30001-2:
3,595 10.062%, 6/15/44, 144A, (IF) No Opt. Call AA+ 5,341,846
10,905 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2011 Taxable Build America Bond Series
2010S-1B, 6.828%, 7/15/40 (4)
No Opt. Call AA   12,237,809
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Build America Taxable Bonds, Series 2010G-1,
5.467%, 5/01/40 (4)
No Opt. Call AAA   9,805,900
2,970 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2010-C1, 8.572%, 11/01/40 - AGM Insured
No Opt. Call AA   3,687,107
117,060 Total New York 121,372,107
Ohio - 6.8% (4.8% of Total Investments)
American Municipal Power Inc., Ohio, Combined
Hydroelectric Projects Revenue Bonds, Build America
Bond Series 2010B:
6,350 7.834%, 2/15/41 No Opt. Call A1 7,775,512
1,000 8.084%, 2/15/50 No Opt. Call A1 1,289,500
1,500 American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50
No Opt. Call A   1,804,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 7,040 American Municipal Power Ohio Inc., Prairie State Energy Campus
Project Revenue Bonds, Build America Bond Series 2009C, 6.053%,
2/15/43 (4)
No Opt. Call A1   $ 7,413,683
1,700 Cincinnati City School District, Ohio, Certificates of Participation, School
Energy Conservation Improvement Project, Taxable Series 2012,
5.150%, 6/15/32
No Opt. Call Aa3   1,723,545
Columbus Regional Airport Authority, Ohio, Customer
Facility Charge Revenue Bonds, Taxable Series 2019:
1,530 4.059%, 12/15/39 12/29 at 100.00 A3 1,277,871
2,300 4.199%, 12/15/48 12/29 at 100.00 A3 1,783,834
10,575 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Kenwood Collection Redevelopment,
Refunding Senior Lien Series 2016A, 6.600%, 1/01/39
1/26 at 100.00 N/R   9,402,338
31,995 Total Ohio 32,470,723
Oklahoma - 3.1% (2.1% of Total Investments)
18,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call BB- 14,622,244
Oregon - 0.9% (0.7% of Total Investments)
Port of Portland, Oregon, Portland International Airport
Customer Facility Charge Revenue Bonds, Taxable Series
2019:
1,500 3.865%, 7/01/32 7/29 at 100.00 A- 1,318,575
1,500 4.067%, 7/01/39 7/29 at 100.00 A- 1,248,705
2,450 4.237%, 7/01/49 7/29 at 100.00 A- 1,882,482
5,450 Total Oregon 4,449,762
Pennsylvania - 1.4% (1.0% of Total Investments)
1,915 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%,
6/01/39
No Opt. Call A1   2,053,167
1,640 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2009A, 6.105%, 12/01/39
No Opt. Call AA-   1,772,742
2,715 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2010B, 5.511%, 12/01/45
No Opt. Call AA-   2,733,625
6,270 Total Pennsylvania 6,559,534
South Carolina - 3.4% (2.4% of Total Investments)
South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Series 2010C:
2,000 6.454%, 1/01/50 - AGM Insured No Opt. Call AA 2,173,860
8,985 6.454%, 1/01/50, (UB) No Opt. Call A- 9,356,619
1,550 6.454%, 1/01/50 No Opt. Call A- 1,614,108
205 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Tender Option Bond
Trust T30002, 12.080%, 1/01/50, 144A, (IF)
No Opt. Call A   247,396
2,585 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2013C, 5.784%, 12/01/41 - AGM
Insured
No Opt. Call AA   2,615,193
15,325 Total South Carolina 16,007,176

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

NBB
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 4.6% (3.2% of Total Investments)
$ 1,500 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018B, 5.308%, 4/01/48
No Opt. Call A2   $ 1,314,075
Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior
Taxable Series 2017B:
4,750 5.200%, 7/01/37 7/27 at 100.00 BB 3,795,630
1,515 5.450%, 7/01/45 7/27 at 100.00 BB 1,116,706
5,010 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build
America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43 (4)
No Opt. Call A+   5,803,334
7,350 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build
America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%,
7/01/43 (4)
No Opt. Call AA   8,225,238
2,500 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Public Facility Revenue Bonds, Ballpark Project,
Taxable Refunding Series 2021C, 3.093%, 8/01/41
8/31 at 100.00 AA   1,829,675
22,625 Total Tennessee 22,084,658
Texas - 10.0% (7.0% of Total Investments)
2,520 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Taxable Build
America Bonds, Series 2009B, 5.999%, 12/01/44
No Opt. Call AA+   2,762,752
15,410 Dallas Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%,
1/01/42 (4)
No Opt. Call A   16,807,533
1,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas,
Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47
9/24 at 100.00 AA   812,410
2,315 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Consolidated Rental Car Facility Project, Taxable Series 2001, 6.880%,
1/01/28 - NPFG Insured
No Opt. Call A   2,407,276
10,285 North Texas Tollway Authority, System Revenue Bonds, Taxble Build
America Bond Series 2009B, 6.718%, 1/01/49 (4)
No Opt. Call AA-   12,219,814
San Antonio, Texas, Customer Facility Charge Revenue
Bonds, Rental Car Special Facilities Project, Series 2015:
7,545 5.671%, 7/01/35 7/25 at 100.00 A3 7,352,225
2,000 5.871%, 7/01/45 7/25 at 100.00 A3 1,913,520
1,000 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior
Lien, Build America Taxable Bond Series 2010A, 5.808%, 2/01/41
No Opt. Call Aa3   1,067,780
10 San Antonio, Texas, Electric and Gas System Revenue Bonds, Series
2012, 4.427%, 2/01/42
No Opt. Call Aa2   9,285
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
1,000 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 AA 755,360
1,400 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 AA 951,174
1,000 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Taxable Refunding Senior Lien Series 2019B, 3.922%,
12/31/49
No Opt. Call Baa2   760,350
45,485 Total Texas 47,819,479

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 1.5% (1.1% of Total Investments)
$ 8,500 Salt Lake County, Utah, Convention Hotel Revenue Bonds, Taxable
Series 2019, 5.750%, 10/01/47, 144A
10/29 at 100.00 N/R $ 7,272,260
Virginia - 3.6% (2.5% of Total Investments)
1,840 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds, Fredericksburg Stadium Project, Taxable Series 2019A,
5.500%, 9/01/49, 144A
9/29 at 100.00 AA   1,711,071
10,810 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A,
6.706%, 6/01/46
6/25 at 100.00 B-   9,748,890
5,635 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018B, 12.000%, 4/01/48,
144A
4/28 at 117.16 N/R   5,637,705
18,285 Total Virginia 17,097,666
Washington - 6.8% (4.8% of Total Investments)
4,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Federally Taxable Build America Bonds, Tender Option Bond Trust
2016-XFT905, Formerly Tender Option Bond Trust T0001, 6.975%,
2/01/40, 144A, (IF) (5)
No Opt. Call AA   4,209,600
26,915 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Build America Taxable Bond Series 2010B,
6.790%, 7/01/40
No Opt. Call Baa1   28,278,783
30,915 Total Washington 32,488,383
West Virginia - 2.9% (2.1% of Total Investments)
Tobacco Settlement Finance Authority, West Virginia,
Tobacco Settlement Asset-Backed Bonds, Taxable
Refunding Class 1 Senior Series 2020A:
8,500 4.006%, 6/01/40 12/30 at 100.00 A- 6,424,555
10,800 4.306%, 6/01/49 12/30 at 100.00 BBB+ 7,525,440
19,300 Total West Virginia 13,949,995
Wisconsin - 0.4% (0.2% of Total Investments)
2,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported
by State Moral Obligation Taxable Senior Series 2020A, 4.473%,
12/15/47 - AGM Insured
12/30 at 100.00 AA 1,675,720
$ 659,116 Total Long-Term Investments (cost $721,269,709) 672,086,788
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.5% (1.1% of Total Investments)
X 7,353,846 REPURCHASE AGREEMENTS - 1.5% (1.1% of Total Investments)
X 7,353,846
$ 7,354 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/30/22, repurchase price
$7,354,891, collateralized by $1,204,500, U.S. Treasury
Bonds, 1.875%, due 2/15/41, value $866,943;
$10,095,900, U.S. Treasury Bonds, 1.375%, due
11/15/40, value $6,634,018
1.280% 1/03/23 $ 7,353,846
$ 7,354 Total Short-Term Investments (cost $7,353,846) 7,353,846
Total Investments (cost $ 728,623,555 ) - 142 .1% 679,440,634
Floating Rate Obligations - (7.7)% (36,810,000)
Reverse Repurchase Agreements, including accrued interest - (39.3)%(6) (188,085,794)
Other Assets Less Liabilities -  4.9%(7) 23,639,941
Net Assets Applicable to Common Shares - 100% $ 478,184,781

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

NBB
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (1,472) 3/23 $ (203,572,338) $ (197,708,000) $ 5,864,338
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 672,086,788 $ – $ 672,086,788
Short-Term Investments:
Repurchase Agreements – 7,353,846 – 7,353,846
Investments in Derivatives:
Futures Contracts* 5,864,338 – – 5,864,338
Total
$ 5,864,338 $ 679,440,634 $ – $ 685,304,972
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $226,573,102 have been pledged as collateral for reverse repurchase agreements.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 27.7%.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.